UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	731/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Long/Short Equity Fund
July 31, 2015 (Unaudited)

Common Stocks--78.7%	Shares		Value ($)
Banks--1.0%
Banco de Sabadell	92,403		210,472
ING Groep	13,955		237,401
Lloyds Banking Group	180,600		234,652
Societe Generale	4,734		232,920
Standard Chartered	15,119		231,430
			1,146,875
Capital Goods--.8%
Safran	11,666		882,247
Commercial & Professional Services--.9%
Randstad Holding	15,527		1,063,054
Consumer Durables & Apparel--3.7%
Hanesbrands	43,595		1,352,753
Lululemon Athletica	13,659	a	858,605
Panasonic	94,500		1,110,957
Under Armour, Cl. A	9,250	a	918,803
			4,241,118
Consumer Services--1.6%
Norwegian Cruise Line Holdings	29,211	a	1,823,351
Diversified Financials--.4%
Credit Suisse Group	6,663	a	196,380
London Stock Exchange Group	4,940		201,426
			397,806
Energy--5.5%
EOG Resources	12,781		986,565
Halliburton	31,869		1,331,806
NRG Yield, Cl. C	19,529		376,714
Phillips 66	15,421		1,225,970
Superior Energy Services	44,894		763,198
Valero Energy	25,400		1,666,240
			6,350,493
Food & Staples Retailing--2.3%
Clicks Group	94,991		724,470
CVS Health	17,146		1,928,411
			2,652,881

Food, Beverage & Tobacco--7.8%
Coca-Cola Enterprises	35,635		1,820,236
ConAgra Foods	47,396		2,088,268
Molson Coors Brewing, Cl. B	21,282		1,514,001
Mondelez International, Cl. A	39,911		1,801,183
TreeHouse Foods	21,413	a	1,755,009
			8,978,697
Health Care Equipment & Services--8.9%
Boston Scientific	83,847	a	1,453,907
C.R. Bard	4,985		980,300
Centene	11,880	a	833,144
Cerner	24,429	a	1,752,048
Laboratory Corporation of America
Holdings	7,091	a	902,613
MEDNAX	13,349	a	1,129,859
Stryker	8,563		875,738
VCA	19,036	a	1,171,285
WellCare Health Plans	13,597	a	1,098,638
			10,197,532
Insurance--.4%
Aviva	24,218		196,664
AXA	9,101		239,884
			436,548
Materials--4.9%
Albemarle	23,809		1,290,448
CF Industries Holdings	16,117		954,126
Dow Chemical	27,887		1,312,362
Martin Marietta Materials	7,764		1,217,550
Mosaic	19,838		851,844
			5,626,330
Media--4.1%
CBS, Cl. B	19,476		1,041,382
Interpublic Group of Companies	69,831		1,487,400
ProSiebenSat.1 Media	21,383		1,093,174
WPP	48,066		1,103,413
			4,725,369
Pharmaceuticals, Biotech & Life Sciences--8.6%
AbbVie	26,896		1,882,989
Biogen	2,249	a	716,936
Bristol-Myers Squibb	25,659		1,684,257

Mallinckrodt	4,660	a	577,654
Merck & Co.	19,507		1,150,133
Pfizer	49,472		1,783,960
Teva Pharmaceutical Industries,
ADR	23,912		1,650,406
WuXi PharmaTech, ADR	11,296	a	468,784
			9,915,119
Retailing--4.7%
Amazon.com	1,012	a	542,584
Dollar Tree	13,275	a	1,035,848
Priceline Group	1,486	a	1,847,945
Staples	54,191		797,150
Ulta Salon Cosmetics & Fragrance	7,350	a	1,220,321
			5,443,848
Semiconductors & Semiconductor Equipment--3.2%
Avago Technologies	6,546		819,166
Cavium	11,196	a	759,089
Dialog Semiconductor	19,467	a	968,924
NXP Semiconductors	11,914	a	1,155,539
			3,702,718
Software & Services--8.8%
Adobe Systems	6,905	a	566,141
Akamai Technologies	15,675	a	1,202,429
Citrix Systems	13,778	a	1,041,755
Facebook, Cl. A	8,763	a	823,810
Fortinet	12,077	a	576,556
Google, Cl. C	1,709	a	1,069,168
LinkedIn, Cl. A	2,863	a	581,933
Oracle	36,118		1,442,553
salesforce.com	7,869	a	576,798
Splunk	8,674	a	606,660
Visa, Cl. A	9,347		704,203
VMware, Cl. A	9,632	a	858,500
			10,050,506
Technology Hardware & Equipment--4.1%
Apple	9,888		1,199,414
Ciena	32,373	a	823,893
Cisco Systems	49,554		1,408,325
Compal Electronics	753,000		508,018
Largan Precision	8,000		812,125

		4,751,775
Telecommunication Services--1.8%
China Mobile, ADR	13,564	881,660
ENTEL Chile	54,119	557,236
Telefonica Brasil, ADR	51,906	675,816
		2,114,712
Transportation--2.6%
Orient Overseas International	152,000	750,951
Ryanair Holdings, ADR	19,844	1,470,639
Sinotrans, Cl. H	1,193,000	734,054
		2,955,644
Utilities--2.6%
Electricite de France	41,923	998,649
NextEra Energy	12,238	1,287,438
NRG Yield, Cl. A	33,712	664,464
		2,950,551
Total Common Stocks
(cost $86,892,141)		90,407,174

Other Investment--25.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $29,206,669)	29,206,669 [b]	29,206,669
Total Investments (cost $116,098,810)	104.1%	119,613,843
Liabilities, Less Cash and Receivables	4.1%	4,692,085
Net Assets	100.0%	114,921,758

ADR - American Depository Receipts

a Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †		Value (%)
Money Market Investment		25.4
Health Care Equipment & Services		8.9
Software & Services		8.8
Pharmaceuticals, Biotech & Life Sciences		8.6
Food, Beverage & Tobacco		7.8
Energy		5.5

Materials		4.9
Retailing		4.7
Media		4.1
Technology Hardware & Equipment		4.1
Consumer Durables & Apparel		3.7
Semiconductors & Semiconductor Equipment		3.2
Transportation		2.6
Utilities		2.6
Food & Staples Retailing		2.3
Telecommunication Services		1.8
Consumer Services		1.6
Banks		1.0
Commercial & Professional Services		.9
Capital Goods		.8
Diversified Financials		.4
Insurance		.4
		104.1
† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Research Long/Short Equity Fund
July 31, 2015 (Unaudited)

Common Stocks--51.8%	Shares	Value ($)
Automobiles & Components--.7%
Gentex	51,975	835,758
Banks--1.0%
Banco Bilbao Vizcaya Argenta	21,849	221,090
Banco Popular Espanol	45,035	206,666
Barclays	60,186	271,559
Caixabank	48,319	215,358
Royal Bank Of Scotland Group	41,352	220,944
		1,135,617
Capital Goods--1.7%
Siemens	10,050	1,075,481
Weichai Power, Cl. H	565,000	848,065
		1,923,546
Commercial & Professional Services--1.1%
Dun & Bradstreet	6,855	855,298
Experian	22,171	415,817

		1,271,115
Consumer Durables & Apparel--.7%
Ralph Lauren	6,811	857,437
Consumer Services--.6%
MGM Resorts International	33,104	649,500
Energy--5.8%
Apache	14,283	655,018
Chevron	14,830	1,312,158
ConocoPhillips	23,861	1,201,163
Exxon Mobil	14,721	1,166,050
Murphy Oil	19,784	648,717
Royal Dutch Shell, Cl.B	20,196	586,775
Statoilhydro	61,348	1,037,885
Total	190	9,406
		6,617,172
Exchange-Traded Funds--2.0%
Market Vectors Semiconductor	16,529	861,987
PowerShares QQQ Trust	12,791	1,431,952
		2,293,939
Food & Staples Retailing--.7%
Whole Foods Market	20,779	756,356

Food, Beverage & Tobacco--4.2%
Flowers Foods	39,168	848,379
Hershey	10,912	1,013,616
Hormel Foods	15,137	896,262
McCormick & Co.	12,410	1,017,744
Tyson Foods, Cl. A	23,200	1,028,920
		4,804,921
Health Care Equipment & Services--6.7%
Aetna	10,410	1,176,018
Anthem	5,701	879,493
Baxter International	33,665	1,349,293
DENTSPLY International	10,765	612,636
Fresenius Medical Care & Co.	6,467	527,914
Life Healthcare Group Holdings	224,006	662,386
Owens & Minor	25,437	894,365
Patterson	31,317	1,570,861
		7,672,966
Insurance--.1%

Aegon	22,567		173,585
Materials--2.9%
Celanese, Ser. A	20,410		1,345,427
International Paper	22,826		1,092,681
PPG Industries	8,600		932,068
			3,370,176
Media--1.5%
Thomson Reuters	22,516		910,772
Time Warner	9,465		833,299
			1,744,071
Pharmaceuticals, Biotech & Life Sciences--4.7%
Endo International	13,442		1,176,713
Gilead Sciences	13,584		1,601,010
Johnson & Johnson	11,475		1,149,910
Lannett	24,698		1,472,001
			5,399,634
Real Estate--1.0%
Weyerhaeuser	38,085	a	1,168,829
Retailing--3.7%
Advance Auto Parts	4,197		731,159
Bed Bath & Beyond	15,836		1,032,982
Hennes & Mauritz, Cl. B	27,927		1,111,020
Nordstrom	8,096		617,806
Tiffany & Co.	8,449		808,569
			4,301,536
Semiconductors & Semiconductor Equipment--.9%
Tokyo Electron, ADR	76,279		1,047,311
Software & Services--4.7%
Alibaba Group Holding, ADR	6,469		506,781
Autodesk	13,099		662,547
Baidu, ADR	3,349		578,238
CA	23,528		685,488
International Business Machines	5,277		854,821
SAP, ADR	11,101		795,609
Twitter	15,664		485,741
VeriFone Systems	25,883		832,915
			5,402,140
Technology Hardware & Equipment--3.0%
Ericsson, ADR	78,263		839,762
Flextronics International	106,574		1,173,380

NetApp	18,099	563,784
Seagate Technology	8,503	430,252
Western Digital	4,973	427,976
		3,435,154
Transportation--1.4%
China Shipping Container Lines	2,305,000	721,465
Royal Mail	115,389	909,958
		1,631,423
Utilities--2.7%
Consolidated Edison	24,492	1,557,446
Southern	33,828	1,513,126
		3,070,572
Total Securities Sold Short (proceeds $61,056,517)		59,562,759

ADR -- American Depository Receipts
ETF -- Exchange-Traded Fund

a Investment in real estate investment trust.

At July 31, 2015, net unrealized appreciation on investments was $5,008,791 of which $8,506,879 related to appreciated investment securities and $3,498,088 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Health Care Equipment & Services	6.7
Energy	5.8
Pharmaceuticals, Biotech & Life Sciences	4.7
Software & Services	4.7
Food, Beverage & Tobacco	4.2
Retailing	3.7
Technology Hardware & Equipment	3.0
Materials	2.9
Utilities	2.7
Exchange-Traded Funds	2.0
Capital Goods	1.7
Media	1.5
Transportation	1.4
Commercial & Professional Services	1.1
Banks	1.0

Real Estate	1.0
Semiconductors & Semiconductor Equipment	.9
Automobiles & Components	.7
Consumer Durables & Apparel	.7
Food & Staples Retailing	.7
Consumer Services	.6
Insurance	.1
51.8

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring
8/3/2015	a	702,766	1,100,307	1,097,472	(2,835)

Sales:			Proceeds ($)
Euro,
Expiring
8/4/2015	b	193,079	214,053	212,049	2,004

Gross Unrealized Appreciation					2,004
Gross Unrealized Depreciation					(2,835)

Counterparty:
a Northern Trust
b Goldman Sachs International

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	69,996,663	-	-	69,996,663
Equity Securities - Foreign Common Stocks+	20,410,511	-	-	20,410,511
Mutual Funds	29,206,670	-	-	29,206,670
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	2,004	-	2,004
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(2,835)	-	(2,835)
Equity Securities - Domestic+++	(42,201,592)	-	-	(42,201,592)
Equity Securities - Foreign+++	(15,067,227)	-	-	(15,067,227)
Exchange-Traded Funds	(2,293,940)	-	-	(2,293,940)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.
+++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund at period end

is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)